Interest-bearing loans and borrowings - long term	12 Months Ended
Mar. 31, 2024
Disclosure of Interest Bearing Loans and Borrowings [Abstract]
Interest-bearing loans and borrowings - long term
18.
Interest-bearing loans and borrowings - long term

				Non-current			Current
				As at March 31,			As at March 31,
	Notes	Interest rate (p.a.)	Maturity	2023	2024	2024	2023	2024	2024
				(INR)	(INR)	(USD)	(INR)	(INR)	(USD)
Debentures
- Non convertible debentures (secured)	(i)	6.03% - 11.50%	November 2024 to January 2054	70,888	59,217	711	741	4,093	49
- Compulsorily convertible debentures (unsecured)	(ii)	8.00% - 13.00%	March 2027 to June 2061	16,999	18,536	222	—	—	—
- Optionally convertible debentures (unsecured)	(iii)	8.00%	May 2053 to July 2053	—	2,358	28	—	—	—
Term loan from banks (secured)	(iv)	7.96% - 9.80%	October 2024 to March 2051	102,703	145,470	1,745	9,650	10,946	131
Term loan from financial institutions (secured)	(v)	7.50% - 11.25%	April 2024 to January 2044	174,350	203,284	2,439	10,200	14,764	177
Senior secured notes	(vi)	4.50% - 7.95%	July 2026 to July 2028	102,353	136,996	1,644	—	—	—
Interest-bearing loans and borrowings - total #				467,293	565,861	6,790	20,591	29,803	358
Amount disclosed under the head 'Interest-bearing loans and borrowings - short term' (refer Note 23)				—	—	—	(20,591)	(29,803)	(358)
Interest-bearing loans and borrowings - net				467,293	565,861	6,790	—	—	—

# Certain borrowings included above are guaranteed by RPL on behalf of the Group entities. Further, certain securities held in subsidiary companies are pledged with banks and financial institutions as security for financial facilities obtained by subsidiary companies.

Notes:

(a)
Details of terms and security
(i)
Non convertible debentures (secured)

The debentures are secured by way of first pari passu charge on the respective Group company’s immovable properties, movable assets, current assets, cash accruals including but not limited to current assets, receivables, book debts, cash and bank balances, loans and advances etc. present and future (refer Note 18(b)).

(ii)
Compulsorily convertible debentures (unsecured)

Terms of conversion of CCDs

Entity	Tenure (years)	Total proceeds	Maturity date	Number of debentures	Interest coupon rate	Moratorium period	Conversion terms
ReNew Solar Energy (Jharkhand Three) Private Limited	6	965	March 31, 2027	8,775,454	8.00%	Not applicable	One equity share will be Issued for each CCD on the maturity date (1:1)
IB Vogt Solar Seven Private Limited	40	23	August 18, 2060 and June 17, 2061	2,299,544	10.00%	24 months from the date of issue
Renew Surya Roshini Private Limited	26	15,308	August 5, 2048	866,076,759	13.00%	Not applicable
Total		16,296		877,151,757

(iii)
Optionally convertible debentures (unsecured)

Terms of conversion of OCDs

Entity	Tenure (years)	Total proceeds	Maturity date	Number of debentures	Interest coupon rate	Moratorium period	Conversion Terms
Renew Surya Ojas Private Limited	30	4,478	May 31, 2053 and July 5, 2053	245,404,555	8.00%	Not applicable	One equity share will be Issued for each OCD on the maturity date (1:1) at the option of holder subject to shareholding pattern remain constant

(iv)
Term loan from banks (secured)

Secured by pari passu first charge by way of mortgage of all the present and future immovable properties, hypothecation of movable assets, book debt, operating cash flows, receivables, commissions, revenue, all bank accounts and assignment of all rights, title, interests, benefits, claims etc. of project documents and insurance contracts of the respective Group company. These loans usually have repayment cycle of monthly / quarterly payments.

(v)
Term loan from financial institutions (secured)

Secured by a first pari passu charge by way of mortgage on immovable properties, first pari passu charge by way of hypothecation of tangible moveable assets, first charge on all the current assets and accounts. Further secured by way of assignment of all the rights, title, interest, benefit, claims and demands under all the project agreements, letter of credit, insurance contracts and proceeds, guarantees, performance bond etc. of the respective company. These loans usually have repayment cycle of monthly / quarterly payments.

(vi)
Senior secured notes

Notes are secured by way of exclusive mortgage over immovable properties and exclusive charge by way of hypothecation of tangible and intangible movable assets. Further secured by way of hypothecation over rights and benefit, claims and demands under all the project agreements, letter of credit, insurance contracts and proceeds, guarantees, performance bond etc. of the company. Secondary charge over the account receivables, book debts and cash flows. The senior secured notes shall be repaid through bullet payments starting from July 2026 to July 2028.

(b)
The details of non convertible debentures (secured) are as below:

			Numbers of NCDs outstanding		Outstanding amount
		Face value per	As at March 31,		As at March 31,
Listing status	Debenture Series	NCD (INR)	2023	2024	2023	2024	2024	Nominal interest rate (p.a.)	Earliest redemption date	Last date of repayment	Terms of repayment
					(INR)	(INR)	(USD)
Listed	Not applicable	1,000,000	2,655	2,305	2,655	2,305	28	9.75%	September 30, 2024	October 31, 2026	Half yearly
Listed	Series-2	1,000,000	1,728	1,033	1,728	1,033	12	9.05%	September 30, 2024	September 30, 2034	Half yearly
Listed	Series-3	1,000,000	4,012	4,305	4,013	4,305	52	9.15%	September 30, 2024	September 30, 2034	Half yearly
Non listed	Not applicable	1,000,000	1,548	1,445	1,548	1,445	17	6.03%	February 28, 2025	August 22, 2026	Yearly
Non listed	Not applicable	1,000,000	6,765	6,314	6,765	6,314	76	6.03%	February 28, 2025	August 22, 2026	Yearly
Non listed	Not applicable	1,000,000	3,835	3,579	3,835	3,579	43	6.03%	February 28, 2025	August 22, 2026	Yearly
Non listed	Not applicable	1,000,000	11,721	10,939	11,721	10,939	131	6.03%	February 28, 2025	August 22, 2026	Yearly
Non listed	Not applicable	1,000,000	1,736	1,620	1,736	1,620	19	6.03%	February 28, 2025	August 22, 2026	Yearly
Non listed	Not applicable	1,000,000	3,663	3,419	3,663	3,419	41	6.03%	February 28, 2025	August 22, 2026	Yearly
Non listed	Not applicable	1,000,000	4,432	4,136	4,432	4,136	50	6.03%	February 28, 2025	August 22, 2026	Yearly
Listed	Not applicable	100,000	—	25,000	—	2,500	30	9.55%	August 11, 2026	August 11, 2026	Bullet
Non listed	Not applicable	10	36,732,513	36,732,513	367	367	4	11.50%	December 5, 2052	December 5, 2052	Bullet
Non listed	Not applicable	10	26,661,237	26,661,237	267	267	3	11.50%	February 16, 2053	February 16, 2053	Bullet
Non listed	Not applicable	10	—	9,594,200	—	96	1	11.50%	November 9, 2053	November 9, 2053	Bullet
Non listed	Not applicable	10	—	23,598,000	—	236	3	11.50%	November 9, 2053	November 9, 2053	Bullet
Non listed	Not applicable	100,000	20,000	20,000	2,000	2,000	24	9.30%	June 1, 2026	June 1, 2026	Bullet
Listed	Series-A	100,000	—	1,500	—	150	2	10.24%	May 25, 2026	May 25, 2026	Bullet
Listed	Series-B	100,000	—	3,400	—	340	4	10.03%	November 8, 2024	November 8, 2024	Bullet
Listed	Series-C	100,000	—	2,600	—	260	3	10.03%	January 23, 2025	January 23, 2025	Bullet
Listed	Not applicable	100,000	—	80,000	—	8,000	96	10.18%	April 30, 2025	April 30, 2025	Bullet
Listed	Not applicable	100,000	—	70,000	—	7,000	84	9.90%	December 31, 2024	April 30, 2027	Yearly
Non listed	Not applicable	1,000,000	5,159	—	5,159	—	—	8.46%	January 31, 2024	January 31, 2024	Bullet
Non listed	Not applicable	1,000,000	1,747	—	1,747	—	—	8.46%	January 31, 2024	January 31, 2024	Bullet
Non listed	Not applicable	1,000,000	1,674	—	1,674	—	—	8.46%	January 31, 2024	January 31, 2024	Bullet
Non listed	Not applicable	1,000,000	440	—	440	—	—	8.46%	January 31, 2024	January 31, 2024	Bullet
Non listed	Not applicable	1,000,000	5,948	—	5,948	—	—	8.46%	January 31, 2024	January 31, 2024	Bullet
Non listed	Not applicable	1,000,000	2,972	—	2,972	—	—	8.46%	January 31, 2024	January 31, 2024	Bullet
Non listed	Not applicable	1,000,000	1,197	—	1,197	—	—	8.46%	January 31, 2024	January 31, 2024	Bullet
Non listed	Not applicable	1,000,000	1,189	—	1,189	—	—	8.46%	January 31, 2024	January 31, 2024	Bullet
Non listed	Not applicable	1,000,000	1,188	—	1,188	—	—	8.46%	January 31, 2024	January 31, 2024	Bullet
Non listed	Not applicable	1,000,000	1,199	—	1,199	—	—	8.46%	January 31, 2024	January 31, 2024	Bullet
Non listed	Not applicable	1,000,000	1,196	—	1,196	—	—	8.46%	January 31, 2024	January 31, 2024	Bullet
Total (gross)					68,639	60,311	724
Transaction costs, discount on issue and premium on redemption					2,990	2,999	36
Total					71,629	63,310	760